UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08886

DWS Equity Partners Fund (formerly Flag Investors Equity Partners Fund)

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 02/28/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of February 28, 2006 (Unaudited)

DWS Equity Partners Fund

(formerly Scudder Flag Investors Equity Partners Fund)

	Shares	Value ($)

Common Stocks 91.4%
Consumer Discretionary 10.0%
Auto Components 0.6%
BorgWarner, Inc. (a)	44,000	2,453,880
Household Durables 0.9%
Blyth, Inc. (a)	179,300	3,994,804
Media 6.0%
Clear Channel Communications, Inc.	211,600	5,988,280
Comcast Corp. "A"*	309,300	8,298,519
Gannett Co., Inc.	46,700	2,902,872
Live Nation, Inc.*	26,450	472,132
LodgeNet Entertainment Corp.* (a)	102,503	1,459,643
R.H. Donnelley Corp.*	36,231	2,210,091
Time Warner, Inc.	205,000	3,548,550

		24,880,087
Specialty Retail 2.5%
American Eagle Outfitters, Inc.	75,688	1,925,503
TJX Companies, Inc.	353,800	8,664,562

		10,590,065
Consumer Staples 3.2%
Food & Staples Retailing 1.8%
Costco Wholesale Corp.	150,000	7,692,000
Tobacco 1.4%
Altria Group, Inc.	81,200	5,838,280
Energy 4.5%
Oil, Gas & Consumable Fuels
Kinder Morgan Management LLC*	249,738	10,921,029
Kinder Morgan, Inc.	202	18,741
Magellan Midstream Holdings LP* (a)	341,300	7,948,877

		18,888,647
Financials 31.3%
Banks 2.7%
Fifth Third Bancorp.	65,600	2,535,440
Wells Fargo & Co.	135,600	8,705,520

		11,240,960
Consumer Finance 4.6%
AmeriCredit Corp.* (a)	463,800	13,682,100
Capital One Financial Corp.	65,400	5,729,040

		19,411,140
Diversified Financial Services 9.8%
Citigroup, Inc.	272,372	12,629,890
Countrywide Financial Corp.	123,000	4,241,040
First Marblehead Corp.	313,800	11,353,284

Freddie Mac	189,700	12,783,883

		41,008,097
Insurance 10.6%
Aon Corp.	120,000	4,753,200
Berkshire Hathaway, Inc. "B"*	4,700	13,573,600
Hilb, Rogal & Hobbs Co. (a)	11,300	436,745
Prudential Financial, Inc.	227,000	17,488,080
XL Capital Ltd. "A" (a)	116,108	7,843,095

		44,094,720
Real Estate 3.6%
American Financial Realty Trust (REIT) (a)	900,000	10,638,000
American Home Mortgage Investment Corp. (REIT) (a)	81,000	2,308,500
Capital Lease Funding, Inc. (REIT) (a)	36,921	400,224
Saxon Capital, Inc. (REIT) (a)	159,000	1,582,050

		14,928,774
Health Care 9.6%
Health Care Providers & Services 9.5%
Cardinal Health, Inc.	55,000	3,993,000
Coventry Health Care, Inc.*	190,400	11,351,648
Laboratory Corp. of America Holdings*	10,000	581,100
WellPoint, Inc.*	309,600	23,774,184

		39,699,932
Pharmaceuticals 0.1%
Pfizer, Inc.	8,000	209,520
Industrials 19.6%
Aerospace & Defense 1.7%
United Technologies Corp.	119,000	6,961,500
Airlines 1.4%
Southwest Airlines Co.	347,000	5,819,190
Building Products 3.4%
American Standard Companies, Inc.	360,000	14,248,800
Commercial Services & Supplies 4.5%
Allied Waste Industries, Inc.* (a)	661,000	7,079,310
Cendant Corp.	700,050	11,634,831

		18,714,141
Industrial Conglomerates 2.3%
Tyco International Ltd.	380,800	9,820,832
Marine 0.3%
Eagle Bulk Shipping, Inc. (a)	100,000	1,299,000
Road & Rail 6.0%
Canadian National Railway Co.	264,000	24,908,400
Information Technology 6.3%
Computers & Peripherals 3.2%
Hewlett-Packard Co.	185,000	6,069,850
International Business Machines Corp.	91,800	7,366,032

		13,435,882
IT Consulting & Services 3.1%
First Data Corp.	281,579	12,707,660

Materials 2.3%
Metals & Mining 1.5%
CONSOL Energy, Inc.	99,000	6,337,980
Paper & Forest Products 0.8%
International Paper Co.	94,000	3,080,380
Telecommunication Services 4.6%
Diversified Telecommunication Services 0.9%
Iowa Telecommunications Services, Inc. (a)	215,100	3,807,270
Wireless Telecommunication Services 3.7%
American Tower Corp. "A"*	200,000	6,366,000
Sprint Nextel Corp.	375,700	9,028,071

		15,394,071

Total Common Stocks (Cost $233,082,795)		381,466,012
Securities Lending Collateral 8.3%
Daily Assets Fund Institutional, 4.49% (b) (c) (Cost $34,642,395)	34,642,395	34,642,395
Cash Equivalents 10.4%
Cash Management QP Trust, 4.51% (d) (Cost $43,374,755)	43,374,755	43,374,755
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 311,099,945)	110.1	459,483,162
Other Assets and Liabilities, Net	(10.1)	(42,223,536)

Net Assets	100.0	417,259,626

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at February 28, 2006 amounted to $33,156,517 which is 7.9% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity Partners Fund

By:	/s/Michael Colon
Michael Colon

President

Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Equity Partners Fund

By:	/s/Michael Colon
Michael Colon

President

Date:	April 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 April 21, 2006